Income Taxes - Schedule of Common Stock Dividends Characterized for Tax (Details) - Income Tax - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends Per Share [Line Items]
Common stock dividends paid (in dollars per share)	$ 0.72	$ 0.7	$ 0.68
Common Shares
Dividends Per Share [Line Items]
Ordinary income (in dollars per share)	0.49	0.52	0.42
Return of capital (in dollars per share)	0.16	0.15	0.26
Capital gain (in dollars per share)	$ 0.07	$ 0.03	$ 0